INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY SECURITIES

NOTE 3 – INVESTMENT IN EQUITY SECURITIES

In 2016, the Company invested in shares and warrants of Rail Vision Ltd. (“Rail Vision”). From 2016 to 2020, the Company held significant influence over Rail Vision but lacked majority equity interest or control. This was accounted for using the equity method and reflected as an investment in an affiliate on the balance sheet. On December 30, 2020, the Company lost significant influence over Rail Vision, and

From December 31, 2020, the remaining equity interest was presented as an investment in equity securities without readily determined fair value.

In January 2022, the Company invested $286 through a Simple Agreement for Future Equity (“SAFE”) agreement with Rail Vision. According to the SAFE, in the event of an Initial Public Offering (“IPO”) before the maturity date, the SAFE will be automatically converted into Rail Vision’s ordinary shares equal to the purchase amount divided by the IPO price per share.

On April 4, 2022, Rail Vision completed its IPO and became listed on the Nasdaq Capital Market. As part of the IPO, the Company invested an additional $715 in Rail Vision’s ordinary shares and the SAFE converted to Rail Vision’s ordinary shares.

Since April 4, 2022, the Company measures the investment in Rail Vision at fair value through profit or loss.

As of December 31, 2023, the Company held 10.20% (2022: 15.39%) of the issued and outstanding share capital and 6.94% (2022: 12.25%) of the share capital on a fully diluted basis of Rail Vision.

During the first quarter of 2024, the Company sold all of its shares in Rail Vision, for an aggregate amount of approximately $1,848, net of selling fees. Due to the sale of all its shares in Rail Vision, the Company recognized a finance income of approximately $1,407 in the first quarter of 2024. See also Note 18.

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance December 31, 2021	$4,011
Changes during 2022:
Revaluation to fair value through profit or loss	(2,208)
Investment in equity securities	715
Conversion of SAFE to equity securities	286
Opening Balance December 31, 2022	$2,804
Changes during 2023:
Revaluation to fair value through profit or loss	(2,333)
Closing Balance December 31, 2023	$471

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)